Shareholders' Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 18, 2011 2011 Repurchase Authorization [Member]	Dec. 31, 2011 2011 Repurchase Authorization [Member]	Feb. 22, 2012 2011 Repurchase Authorization [Member]	Nov. 13, 2007 2007 Repurchase Authorization [Member]	Dec. 31, 2011 2007 Repurchase Authorization [Member]	Dec. 31, 2011 Open Market [Member]	Dec. 31, 2011 Open Market [Member]
Equity [Line Items]
Dividends payable, date declared		Nov. 08, 2011	Aug. 05, 2011	May 03, 2011	Feb. 18, 2011	Nov. 03, 2010	Aug. 10, 2010	May 05, 2010	Feb. 19, 2010
Cash dividend declared - common shares, per share		$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.48	$ 0.00
Dividends payable, date to be paid		Dec. 15, 2011	Sep. 15, 2011	Jun. 15, 2011	Mar. 15, 2011	Dec. 15, 2010	Sep. 15, 2010	Jun. 15, 2010	Mar. 15, 2010
Cash dividends paid - common shares, total	$ 3.1	$ 3.1	$ 3.3	$ 3.3	$ 3.3	$ 3.4	$ 3.5	$ 3.6	$ 3.7	$ 3.1	$ 3.4
Dividends payable, date of record		Dec. 01, 2011	Sep. 01, 2011	Jun. 01, 2011	Mar. 01, 2011	Dec. 01, 2010	Sep. 01, 2010	Jun. 01, 2010	Mar. 01, 2010
Authorized to issue shares	30,000,000	30,000,000								30,000,000
Par value preferred shares	$ 1.00	$ 1.00								$ 1.00
Preferred shares issued	0	0								0
Preferred shares outstanding	0	0								0
Common stock repurchase authorization, maximum													150.0			150.0
Common shares repurchased	73,018									1,607,745	3,217,561			5,155,616			1,792,056	310,026	650,347
Common shares repurchased, total cost														$ 166.3			$ 54.7	$ 9.1	$ 18.4
Common stock repurchased, average cost per share										$ 28.90				$ 32.26
Future repurchases of common shares															110,100,000